Note 11 - Borrowings (Details) - Federal Home Loan Bank Short-term Borrowings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
FHLB short-term borrowings:
Average balance outstanding	$ 7,077	$ 7,682
Maximum amount outstanding at any month-end during the period	8,000	11,500
Balance outstanding at end of period	$ 6,000	$ 7,000
Average interest rate during the period	0.35%	0.27%
Weighted average interest rate at end of period	0.45%	0.27%